Capital Leased Assets and Capital Lease Obligations (Details 1) $ in Thousands	Dec. 31, 2015 USD ($)
Capital lease obligations by maturity [Abstract]:
2016	$ 30,783
2017	30,698
2018	30,698
2019	30,699
2020	30,783
2021 and thereafter	176,769
Total	330,430
Less: amount of interest	96,806
Total lease payments	$ 233,624